Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Common Stocks– 99.9%
Aerospace & Defense – 2.0%
Howmet Aerospace Inc*	65,385	$2,100,820
L3Harris Technologies Inc	33,714	6,833,154
Teledyne Technologies Inc*	9,521	3,938,362
		12,872,336
Air Freight & Logistics – 1.3%
United Parcel Service Inc	46,830	7,960,632
Auto Components – 0.4%
Aptiv PLC*	16,544	2,281,418
Beverages – 1.2%
Constellation Brands Inc	34,422	7,848,216
Biotechnology – 4.4%
AbbVie Inc	87,138	9,430,074
BioMarin Pharmaceutical Inc*	30,145	2,276,249
Global Blood Therapeutics Inc*	49,151	2,002,903
Neurocrine Biosciences Inc*	36,258	3,526,091
Sarepta Therapeutics Inc*	41,196	3,070,338
Vertex Pharmaceuticals Inc*	34,171	7,343,006
		27,648,661
Capital Markets – 0.5%
Blackstone Group Inc	40,828	3,042,911
Chemicals – 1.4%
Air Products & Chemicals Inc	15,610	4,391,717
Sherwin-Williams Co	6,416	4,735,072
		9,126,789
Containers & Packaging – 0.5%
Ball Corp	38,191	3,236,305
Diversified Consumer Services – 0.5%
Terminix Global Holdings Inc*	68,317	3,256,671
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One*	125,715	5,442,202
Netflix Inc*	21,010	10,960,077
		16,402,279
Equity Real Estate Investment Trusts (REITs) – 0.8%
VICI Properties Inc	176,019	4,970,777
Health Care Equipment & Supplies – 3.1%
Abbott Laboratories	28,461	3,410,766
Boston Scientific Corp*	157,262	6,078,176
Dentsply Sirona Inc	54,449	3,474,391
DexCom Inc*	6,898	2,479,072
Edwards Lifesciences Corp*	51,545	4,311,224
		19,753,629
Health Care Providers & Services – 1.8%
Humana Inc	16,301	6,834,194
UnitedHealth Group Inc	12,593	4,685,478
		11,519,672
Hotels, Restaurants & Leisure – 1.3%
Aramark	106,021	4,005,473
Caesars Entertainment Inc*	1,255	109,750
McDonald's Corp	17,639	3,953,605
		8,068,828
Household Durables – 0.6%
Roku Inc*	11,520	3,752,870
Household Products – 1.6%
Procter & Gamble Co	74,972	10,153,458
Industrial Conglomerates – 0.7%
Honeywell International Inc	21,235	4,609,481
Information Technology Services – 7.4%
Fidelity National Information Services Inc	40,036	5,629,462
Mastercard Inc	58,561	20,850,644
Snowflake Inc - Class A*	7,216	1,654,484
Visa Inc	89,274	18,901,984
		47,036,574
Insurance – 1.1%
Aon PLC	30,778	7,082,326
Interactive Media & Services – 9.9%
Alphabet Inc - Class C*	16,479	34,088,954
Facebook Inc*	91,150	26,846,409

Shares		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Snap Inc*	39,253	$2,052,539
		62,987,902
Internet & Direct Marketing Retail – 9.6%
Amazon.com Inc*	14,783	45,739,785
Booking Holdings Inc*	3,765	8,771,848
DoorDash Inc - Class A*	19,936	2,614,208
Wayfair Inc*	11,390	3,585,002
		60,710,843
Life Sciences Tools & Services – 2.1%
Illumina Inc*	10,486	4,027,253
IQVIA Holdings Inc*	17,262	3,333,983
Thermo Fisher Scientific Inc	12,381	5,650,441
		13,011,677
Machinery – 0.5%
Ingersoll Rand Inc*	67,568	3,325,021
Oil, Gas & Consumable Fuels – 0.1%
Cheniere Energy Inc*	12,315	886,803
Pharmaceuticals – 2.6%
AstraZeneca PLC (ADR)	92,302	4,589,255
Horizon Therapeutics PLC*	32,768	3,015,967
Merck & Co Inc	113,678	8,763,437
		16,368,659
Professional Services – 1.4%
CoStar Group Inc*	10,691	8,786,826
Road & Rail – 1.6%
JB Hunt Transport Services Inc	11,516	1,935,494
Uber Technologies Inc*	154,865	8,441,691
		10,377,185
Semiconductor & Semiconductor Equipment – 9.3%
ASML Holding NV	6,399	3,950,487
Lam Research Corp	21,329	12,695,874
Microchip Technology Inc	41,582	6,454,358
NVIDIA Corp	37,096	19,806,667
Texas Instruments Inc	70,831	13,386,351
Xilinx Inc	23,314	2,888,605
		59,182,342
Software – 19.5%
Adobe Inc*	42,411	20,160,917
Atlassian Corp PLC*	34,702	7,313,794
Autodesk Inc*	27,391	7,591,416
Avalara Inc*	28,547	3,809,026
Cadence Design Systems Inc*	7,920	1,084,961
Microsoft Corp	223,008	52,578,596
RingCentral Inc*	20,617	6,141,392
SS&C Technologies Holdings Inc	31,769	2,219,700
Tyler Technologies Inc*	12,431	5,277,332
Workday Inc*	30,318	7,531,901
Zendesk Inc*	71,964	9,543,866
		123,252,901
Specialty Retail – 0.8%
Burlington Stores Inc*	17,611	5,262,167
Technology Hardware, Storage & Peripherals – 7.6%
Apple Inc	395,039	48,254,014
Textiles, Apparel & Luxury Goods – 1.3%
NIKE Inc	61,419	8,161,971
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc*	18,036	2,259,730
Total Common Stocks (cost $343,485,060)		633,451,874
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $3,290,283)	3,289,954	3,290,283
Total Investments (total cost $346,775,343) – 100.4%		636,742,157
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(2,762,030)
Net Assets – 100%		$633,980,127

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$620,888,621	97.5%
Australia	7,313,794	1.2
United Kingdom	4,589,255	0.7
Netherlands	3,950,487	0.6

Total	$636,742,157	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$234	$-	$-	$3,290,283
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,780∆	-	-	-
Total Affiliated Investments - 0.5%	$2,014	$-	$-	$3,290,283

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	1,551,134	20,679,884	(18,940,735)	3,290,283
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,318,917	9,351,655	(10,670,572)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$633,451,874	$-	$-
Investment Companies	-	3,290,283	-
Total Assets	$633,451,874	$3,290,283	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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